UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management, Inc.
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    4/30/2005
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          159
                                         -----------
Form 13F Information Table Value Total:     $205,942
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Abbott Labs                    Com              002824100      443    9500          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      202    3000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      363   22500          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101      115    5200          Sole             Sole      0    0
All American Semiconductor     Com              891310100        3     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1135   21000          Sole             Sole      0    0
AMB Property Corp.             Com              00163T109       19     500          Sole             Sole      0    0
American International Group   Com              026874107     2649   47800          Sole             Sole      0    0
American Power Conversion Corp Com              029066070     5803  221900          Sole             Sole      0    0
Apollo Group                   Com              037604105      630    8500          Sole             Sole      0    0
Applied Materials              Com              038222105       41    2500          Sole             Sole      0    0
AvalonBay Communities          Com              053841010      127    1900          Sole             Sole      0    0
Bank of America Corp           Com              066050105     3831   86876          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207       34      12          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      174     200          Sole             Sole      0    0
Boeing Co.                     Com              097023105       12     200          Sole             Sole      0    0
BP p.l.c                       Com              055622104      226    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106     1889   53500          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     8768  344400          Sole             Sole      0    0
Burlington Resources           Com              122014103     2849   56900          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      137    1500          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     5848  284700          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       22    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      6152  105500          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       57    2000          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      188    2100          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102       77    4300          Sole             Sole      0    0
CIT Group                      Com              125581108       76    2000          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     8858  197100          Sole             Sole      0    0
Clorox Co.                     Com              189054109      504    8000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108      204   15000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     5009   46450          Sole             Sole      0    0
Consolidated Edison            Com              209115104     3881   92000          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       97    1700          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       13     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      118    2700          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      680   20000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      153    5000          Sole             Sole      0    0
Deere & Co.                    Com              244199105      101    1500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      231    6000          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       59    1500          Sole             Sole      0    0
Dominion Resources             Com              257470104       74    1000          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      352   11800          Sole             Sole      0    0
Eastman Kodak                  Com              277461109        3     100          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       51    3000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2712   45504          Sole             Sole      0    0
Fannie Mae                     Com              313586109      120    2200          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104      114     240          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1172     203          Sole             Sole      0    0
Long Beach
Fidelity Natl Finl Inc         Com              316326107     5123  155540          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      225     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       12     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     4538   71800          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108       43     400          Sole             Sole      0    0
General Electric Co.           Com              369604103     5706  158250          Sole             Sole      0    0
General Growth Properties      Com              370021107      102    3000          Sole             Sole      0    0
General Mills Inc.             Com              370334104      147    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        55    1200          Sole             Sole      0    0
Golden West Financial          Com              381317106       61    1000          Sole             Sole      0    0
H&R Block                      Com              093671105      126    2500          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       26     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     3567   97900          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     3032   82300          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     2642  120400          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     2998   78400          Sole             Sole      0    0
IBM Corp                       Com              459200101     4998   54700          Sole             Sole      0    0
Independence Comm. Bank        Com              453414104       35     908          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5317  228900          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       44   12000          Sole             Sole      0    0
iShares DJ US Energy           Com              464287796        4      50          Sole             Sole      0    0
iShares DJ US Financial        Com              464287788        9     100          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848     1078  102800          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665     1162   12900          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      715    5850          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      815   10350          Sole             Sole      0    0
iShares S&P 100                Com              464287101        6     100          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861     3578   47450          Sole             Sole      0    0
iShares S&P Latin America 40   Com              464287390       57     700          Sole             Sole      0    0
IVAX Corporation               Com              465823102        4     200          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       35    1000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       75   45000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       43    2250          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     5138   76500          Sole             Sole      0    0
KB Home                        Com              48666K109     1550   13200          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      131    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       22     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      471    5000          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     6891  664500          Sole             Sole      0    0
Liberty Media International    Com              530719103      326    7445          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      254    6500          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       21     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       31     500          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107        6    2000          Sole             Sole      0    0
Martha Stewart Living          Com              57308302        23    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     2644   84900          Sole             Sole      0    0
Merck & Co.                    Com              589331107     6822  210745          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      509    9000          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108       82    2100          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     6030  249500          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      358    6700          Sole             Sole      0    0
Neenah Paper                   Com              640079109        2      60          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3248  129350          Sole             Sole      0    0
Inc
New York Community Bancorp     Com              649445103       22    1200          Sole             Sole      0    0
Nokia Corp                     Com              654902204     6133  397500          Sole             Sole      0    0
Office Depot                   Com              676220106      122    5500          Sole             Sole      0    0
Oracle Corp                    Com              68389X105       14    1100          Sole             Sole      0    0
Paramount Energy Trust         Com              699219101       43    3000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     3555   84800          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     9466  360350          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       97    2000          Sole             Sole      0    0
PHH Corp                       Com              693320202      112    5110          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10        26     600          Sole             Sole      0    0
PPL Corporation                Com              69351t106      130    2400          Sole             Sole      0    0
Raymond James Financial        Com              754730109       82    2700          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      202    6225          Sole             Sole      0    0
Reynolds American, Inc.        Com              761713106       40     500          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      379   13000          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      425    7080          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       12     100          Sole             Sole      0    0
Safeway Inc                    Com              786514208     2524  136200          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103       82    3700          Sole             Sole      0    0
Schering-Plough                Com              806605101      348   19200          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104       56    2000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      309   10000          Sole             Sole      0    0
SLM Corporation                Com              78442p106      389    7800          Sole             Sole      0    0
Southern Co.                   Com              842587107     3664  115100          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      168    2500          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106       10     300          Sole             Sole      0    0
Unisys                         Com              909214108      148   21000          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       66    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      732   14600          Sole             Sole      0    0
Walt Disney Co.                Com              254687106      115    4000          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    11674  295550          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101      917   31900          Sole             Sole      0    0
Waste Management Inc           Com              94106l109      164    5700          Sole             Sole      0    0
Wellpoint, Inc.                Com              94973h108        6      50          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      120    2000          Sole             Sole      0    0
Wyeth                          Com              983024100      342    8100          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        8   10000          Sole             Sole      0    0
ABN Amro Preferred G 6.08%     Pref             00372q201     1068   43700          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       78    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209      894   37500          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204     2873  133500          Sole             Sole      0    0
6.75%

AEW Real Estate Income Fund    Com              00104h107     3154  183800          Sole             Sole      0    0
Blackrock Calif. Muni Fund     Com              09247u107      118    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     4904  505000          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106       10    1300          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107        4     400          Sole             Sole      0    0
Opportunity
Latin America Equity Fund Inc. Com              51827q106     2472  115500          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100      141   10500          Sole             Sole      0    0
PIMCO High Income Fund         Com              722014107       11     800          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104       69    6000          Sole             Sole      0    0
Putnam Tax FHCF                Com              746920107      119   10000          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080n108       10    1017          Sole             Sole      0    0